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September 8, 2005



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549

Re:  Transamerica  Separate  Account  VUL-1  of  Transamerica   Occidental  Life
     Insurance Company (File No. 333-37883)

Dear Commissioners:

On behalf of Transamerica Separate Account VUL-1 of Transamerica Occidental Life Insurance Company ("separate account"), incorporated by reference are the Semi-Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"). The funds are as follows:

Alger American Income and Growth

AllianceBernstein VP Growth and Income
AllianceBernstein VP Large Cap Growth (formerly known as AllianceBernstein VP Premier Growth Portfolio)

Dreyfus VIF Appreciation
Dreyfus VIF Developing Leaders

Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth -Service Shares

MFS VIT Emerging Growth
MFS VIT Investor Trust Series
MFS VIT Research

MS UIF Emerging Markets Equity
MS UIF Fixed Income
MS UIF High Yield
MS UIF International Magnum

PIMCO Advisors VIT OpCap Managed Portfolio
PIMCO Advisors VIT OpCap Small Cap Portfolio

PIMCO VIT StocksPlus Growth and Income

Transamerica VIF Growth
Transamerica VIF Money Market

These Semi-Annual Reports are for the period ending June 30, 2005, and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

Very truly yours,





David M. Goldstein
Senior Vice President

Entity:  AEGON/Transamerica Transamerica Equity
         AEGON/Transamerica Transamerica Money Market
File No.:         811-4419
Date of Filing:   8-19-05
Accession No.     0001104659-05-040502
CIK:     0000778207


Entity:  Alger American Fund Income and Growth - Class O
File No.:         811-05550
Date of Filing:   8-17-05
Accession No.     0000930413-05-005904
CIK:     0000930413


Entity:  AllianceBernstein VP Growth and Income - Class B
AllianceBernstein VP Large Cap Growth (formerly known as AllianceBernstein VP Premier Growth Portfolio) File No.: 811-05398
Date of Filing:  8-29-05
Accession No.  000936772-05-000177
CIK: 0000825316


Entity:  Dreyfus VIF Appreciation - Initial Shares
Dreyfus VIF Developing Leaders - Initial Shares
File No.:         811-05125
Date of Filing:   8-10-05
Accession No.      0000813383-05-000011
CIK:     0000813383


Entity:  Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth - Service Shares
File No.:         811-007736
Date of Filing:   8-25-05
Accession No.     0000906185-05-041255
CIK:     0000906185

Entity:  MFS VIT Emerging Growth - Initial Class
MFS VIT Research Series - Initial Class
MFS VIT Investor Trust Series - Initial Class
File No.:         811-08326
Date of Filing:    8-26-05
Accession No.     0000950156-05-000315
CIK:  0000918571

Entity:  Miller Anderson UIF Core Plus Fixed Income - Class 1
Miller Anderson UIF High Yield - Class 1
File No.:         811-07607
Date of Filing:   8-19-05
Accession No.  0001047469-05-040502
CIK:  0001011378


Entity:   PIMCO Advisors VIT OpCap Managed Portfolio
PIMCO Advisors VIT OpCap Small Cap Portfolio
File No.:         811-08512
Date of Filing:   9-7-05
Accession No.     0001047469-05-043142
CIK:     0000923185


Entity:  PIMCO VIT StocksPlus Growth and Income - Admin Class
File No.: 811-08399
Date of Filing: 9-7-05
Accession No.:  0001193125-05-181409
CIK: 0001047304